Shareholder Report, Average Annual Return (Details) 197244_Pzena International Small Cap Value Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	92 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	38.90%	14.25%	9.15%
MSCI World ex-USA IMI Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA IMI Index Net (USD)
Average Annual Return, Percent	36.95%	10.79%	9.51%
MSCI WORLD ex USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA SMALL CAP Net (USD)
Average Annual Return, Percent	46.34%	8.40%	8.24%
MSCI World ex USA Small Cap Value index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Value index Net (USD)
Average Annual Return, Percent	49.48%	11.40%	9.03%